Other reserves	12 Months Ended
Dec. 31, 2025
Other reserves [Abstract]
Other reserves
15.	Other reserves

	2025 US$’000	2024 US$’000	2023 US$’000
(a) Composition:
Share-based payment reserve	6,589	3,918	3,788
Hedging reserve	7,826	20,705	39,312
Capital reserve	480,270	482,382	(25,137)
Translation reserve	127	(198)	(63)
Fair value reserve	(26,051)	10,906	9,720
	468,761	517,713	27,620

	2025 US$’000	2024 US$’000	2023 US$’000
(b) Movements of the reserves

Hedging reserve
At beginning of the financial year	20,705	39,312	68,458
Fair value (losses)/gains on cash flow hedges	(2,822)	14,522	13,378
Reclassification to profit or loss	(10,057)	(33,129)	(42,524)
At end of the financial year	7,826	20,705	39,312

Fair value reserve
At beginning of the financial year	10,906	9,720	—
Fair value (losses)/gains on revaluation	(36,957)	1,186	9,720
At end of the financial year	(26,051)	10,906	9,720

More information about derivatives used as hedges is disclosed in Note 8.

Capital reserve

Capital reserve comprises of reversal of the cost of the treasury shares acquired and recorded in the treasury shares account against the option price on those shares upon exercise of employees share options during the financial year.

During the financial year ended 31 December 2024, the contributed surplus amounted to US$537.1 million was reclassified to capital reserve, following the Company’s re-domiciliation from Bermuda to Singapore on 1 October 2024.

Translation reserve

The foreign currency translation reserve represents exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of equity investments which were accounted as FVOCI.

Share-based payment reserve

The Company operates seven equity-settled share-based compensation plans, namely the LTIP and RSU. As at 31 December 2025, the LTIP 2019, 2020, 2021 and 2022 have been fully awarded. Under the LTIP 2023, at the end of the vesting periods between 2023 and 2026, common shares of 1,730,689 may be acquired by employees of the Company at a predetermined exercise price. Under the LTIP 2024, at the end of the vesting periods between 2024 and 2027, common shares of 1,909,244 may be acquired by employees of the Company at a predetermined exercise price. Under the LTIP 2025, at the end of the vesting periods between 2025 and 2028, common shares of 2,488,395 may be acquired by employees of the Company at a predetermined exercise price. Under the RSU, at the end of the vesting period between 2022 and 2025, RSUs of 121,948 may be awarded to certain employees of the Company.

As at 31 December 2024, the LTIP 2019, 2020, 2021 and 2022 have been fully awarded. Under the LTIP 2023, at the end of the vesting periods between 2023 and 2026, common shares of 1,849,428 may be acquired by employees of the Company at a predetermined exercise price. Under the LTIP 2024, at the end of the vesting periods between 2024 and 2027, common shares of 2,032,414 may be acquired by employees of the Company at a predetermined exercise price. Under the RSU, at the end of the vesting periods between 2022 and 2025, RSUs of 462,356 may be awarded to certain employees of the Company.